Taxation - Schedule of Income Taxes and the Provision at the Statutory Rate (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Taxes and the Provision at the Statutory Rate [Abstract]
Income before income tax expenses		$ 2,396,716	$ 8,971,052	$ 5,785,458
Computed income tax expense with statutory tax rate	[1]	551,299	1,525,079	983,528
Impact of different tax rates in other jurisdictions			95,670
Effect of preferential tax rate		(13,153)	(18,816)	(12,773)
Total income tax expenses		$ 538,146	$ 1,601,933	$ 970,755

[1]	The statutory rate of Helport Singapore, which stands at 17%, is applied.